Loans and borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Loans and borrowings
Schedule of composition of loans and borrowings

	Interest rate*		September 30,	December 31,
	2022	2021	2022	2021
			(Unaudited)
Local currency
Bonds	9.8%	9.1%	5,197,949	4,941,024
Syndicate loans	11.8%	5.4%	443,541	600,452
Lease liabilities (1)	7.6%	6.3%	829,123	823,922
Commercial loans and others	10.2%	7.8%	1,775,097	1,516,377
			8,245,710	7,881,775
Foreign currency
Bonds (2)	6.1%	5.7%	77,547,079	66,603,695
Commercial and syndicate loans	4.6%	3.5%	20,810,085	18,750,580
Loans from related parties (Nota 31)	2.7%	0.3%	770,036	1,483,701
Lease liabilities (1)	6.0%	6.0%	367,080	341,177
			99,494,280	87,179,153
			107,739,990	95,060,928
Current			22,614,434	9,206,283
Non–current			85,125,556	85,854,645
			107,739,990	95,060,928

* Weighted average effective interest rate for the end of each period.

(1)	Corresponds to the present value of the payments to be made during the term of the operating lease contracts for pipelines, tanks, real estate, and vehicles, recognized because of the implementation of IFRS 16 – Leases. See Note 16.
(2)	Corresponds to the increase in the exchange rate of $609 Colombian pesos per dollar.

Schedule of maturity of loans and borrowings

The following is the maturity profile of loans and borrowings as of September 30, 2022:

	Up to 1 year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	380,320	1,276,812	1,528,337	2,012,480	5,197,949
Syndicate loans	253,128	190,413	—	—	443,541
Lease liabilities	167,326	412,358	248,716	723	829,123
Commercial loans and others	283,806	565,368	619,110	306,813	1,775,097
	1,084,580	2,444,951	2,396,163	2,320,016	8,245,710
Foreign currency
Bonds	11,776,966	25,921,456	22,370,391	17,478,266	77,547,079
Syndicate loans	1,891,747	4,193,005	28,142	—	6,112,894
Commercial loans	6,977,769	7,325,784	266,320	127,318	14,697,191
Lease liabilities	113,336	220,051	33,693	—	367,080
Loans from related parties	770,036	—	—	—	770,036
	21,529,854	37,660,296	22,698,546	17,605,584	99,494,280
Balance as of September 30, 2022 (Unaudited)	22,614,434	40,105,247	25,094,709	19,925,600	107,739,990